Cover Page	6 Months Ended
Jun. 30, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	AKARI THERAPEUTICS, PLC
Entity Central Index Key	0001541157
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	X0
Entity Tax Identification Number	98-1034922
Entity Address, Address Line One	22 Boston Wharf Road
Entity Address, Address Line Two	FL 7
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	929
Local Phone Number	274-7510
Entity Primary SIC Number	2834
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Puglisi & Associates 850 Library Avenue
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	302
Local Phone Number	738-6680